Note 28 - Earnings (Loss) Per Share	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
28.	Earnings / (Loss) per share

The earnings / (loss) and weighted average numbers of Ordinary Shares used in the calculation of earnings / (loss) per share are as follows:

	As at June 30
(US dollars in thousands)	2023	2022 (restated)	2021
Loss for the year / period attributable to equity owners	(24,355)	(22,054)	(7,571)
Weighted average number of shares in issue (‘000s)	24,672	20,722	16,306
Basic earnings/(loss) per share (dollars)	(0.99)	(1.06)	(0.49)
Diluted earnings/(loss) per share (dollars)	(0.99)	(1.06)	(0.49)